Debt - Long-Term Debt (Detail) - USD ($)	Jul. 01, 2016		Jul. 03, 2015
Debt Instrument [Line Items]
Long Term debt, including current portion	$ 16,994,000,000		$ 2,301,000,000
Convertible Debt	439,000,000		0
Debt, Long-term and Short-term, Combined Amount	17,526,000,000		2,312,000,000
Debt Instrument, Unamortized Discount (Premium), Net	(532,000,000)		(11,000,000)
Current portion of long-term debt	339,000,000		152,000,000
Long-term debt	13,660,000,000		2,149,000,000
Senior Notes [Member] | Secured Notes [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	1,875,000,000		0
Senior Notes [Member] | Unsecured Notes [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	3,350,000,000		0
Bridge Loan [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	3,000,000,000		0
Short-term Debt [Member]
Debt Instrument [Line Items]
Current portion of long-term debt	(3,334,000,000)		(152,000,000)
Line of Credit [Member] | Other Term Loans [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	0		2,312,000,000
Line of Credit [Member] | Term Loan A [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	4,125,000,000		0
Line of Credit [Member] | U.S. Term Loan B [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	3,750,000,000		0
Line of Credit [Member] | Euro Term Loan B [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	$ 987,000,000	[1]	$ 0

[1]	Euro Term Loan B principal amount was based upon the Euro exchange rate as of July 1, 2016.